NOTE PAYABLE – RELATED PARTY (Details Narrative) - USD ($)		12 Months Ended
	Jan. 26, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 01, 2020
Defined Benefit Plan Disclosure [Line Items]
Paid-in-kind interest		$ 81,072	$ 80,851
Interest payable		305,545
Chief Executive Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Repayment of related party debt	$ 40,000
Outstanding notes balance		1,617,000	1,617,000
Paid-in-kind interest		81,072	80,851
Accured interest payable		57,832	56,050
Interest payable		$ 304,545	$ 246,714
Chief Executive Officer [Member] | Unsecured Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Loans received				$ 1,657,000
Loans interest percentage				3.00%